Exhibit 99.5

						Aug 2018 (Prin.)			Aug 2018 (Int.)			Aug 2018 (Mthly Cash Flow)			Jul 2018 (Prin.)			Jul 2018 (Int.)			Jul 2018 (Mthly Cash Flow)			Jun 2018 (Prin.)			Jun 2018 (Int.)			Jun 2018 (Mthly Cash Flow)			May 2018 (Prin.)			May 2018 (Int.)			May 2018 (Mthly Cash Flow)			Apr 2018 (Prin.)			Apr 2018 (Int.)			Apr 2018 (Mthly Cash Flow)			Mar 2018 (Prin.)			Mar 2018 (Int.)			Mar 2018 (Mthly Cash Flow)			Feb 2018 (Prin.)			Feb 2018 (Int.)			Feb 2018 (Mthly Cash Flow)			Jan 2018 (Prin.)			Jan 2018 (Int.)			Jan 2018 (Mthly Cash Flow)			Dec 2017 (Prin.)			Dec 2017 (Int.)			Dec 2017 (Mthly Cash Flow)			Nov 2017 (Prin.)			Nov 2017 (Int.)			Nov 2017 (Mthly Cash Flow)			Oct 2017 (Prin.)			Oct 2017 (Int.)			Oct 2017 (Mthly Cash Flow)			Sep 2017 (Prin.)			Sep 2017 (Int.)			Sep 2017 (Mthly Cash Flow)			Aug 2017 (Prin.)			Aug 2017 (Int.)			Aug 2017 (Mthly Cash Flow)
Customer Loan ID	Seller Loan ID	UPB	Next Due Date	Beginning Pay History Date	Ending Pay History Date	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff
xxxxxxxxxxx		$xxxxxxxx	09/01/2018	09/20/2016	08/31/2018	$0.00	$598.08		$0.00	$3,638.15		$0.00	$5,270.47		$0.00	$594.37		$0.00	$3,641.86		$0.00	$5,270.47		$0.00	$590.68		$0.00	$3,645.55		$0.00	$5,223.26		$0.00	$587.02		$0.00	$3,649.21		$0.00	$5,223.26		$0.00	$583.38		$0.00	$3,652.85		$0.00	$5,223.26		$0.00	$579.76		$0.00	$3,656.47		$0.00	$5,223.26		$0.00	$576.16		$0.00	$3,660.07		$0.00	$5,223.26		$0.00	$572.59		$0.00	$3,663.64		$0.00	$5,223.26		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$569.04		$0.00	$3,667.19		$0.00	$5,223.26		$0.00	$2,792.68		$0.00	$18,388.47		$0.00	$26,116.30		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	09/20/2016	07/31/2018										$0.00	$165.97		$0.00	$1,691.05		$0.00	$2,730.22		$0.00	$164.73		$0.00	$1,692.29		$0.00	$2,730.22		$0.00	$163.51		$0.00	$1,693.51		$0.00	$2,730.22		$0.00	$162.29		$0.00	$1,694.73		$0.00	$2,744.49		$0.00	$161.09		$0.00	$1,695.93		$0.00	$2,744.49		$0.00	$159.89		$0.00	$1,697.13		$0.00	$2,744.49		$0.00	$158.70		$0.00	$1,698.32		$0.00	$2,744.49		$0.00	$157.52		$0.00	$1,699.50		$0.00	$2,744.49		$0.00	$156.35		$0.00	$1,700.67		$0.00	$2,744.49		$0.00	$462.11		$0.00	$5,108.95		$0.00	$8,233.47		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	09/20/2016	07/31/2018										$0.00	$77.53		$0.00	$777.82		$0.00	$1,455.54		$0.00	$76.96		$0.00	$778.39		$0.00	$1,455.54		$0.00	$76.39		$0.00	$778.96		$0.00	$1,455.54		$0.00	$75.82		$0.00	$779.53		$0.00	$1,455.54		$0.00	$75.25		$0.00	$780.10		$0.00	$1,455.54		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$74.69		$0.00	$780.66		$0.00	$1,455.54		$0.00	$461.29		$0.00	$1,567.69		$0.00	$3,098.88		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$279.69		$0.00	$3,141.71		$0.00	$5,561.20		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$68.63		$0.00	$786.72		$0.00	$1,390.30
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	09/20/2016	07/31/2018										$0.00	$211.04		$0.00	$2,503.79		$0.00	$4,664.61		$0.00	$209.43		$0.00	$2,505.40		$0.00	$4,664.61		$0.00	$207.82		$0.00	$2,507.01		$0.00	$4,664.61		$0.00	$206.23		$0.00	$2,508.60		$0.00	$4,664.61		$0.00	$204.66		$0.00	$2,510.17		$0.00	$4,664.61		$0.00	$203.09		$0.00	$2,511.74		$0.00	$4,664.61		$0.00	$201.54		$0.00	$2,513.29		$0.00	$4,664.61		$0.00	$200.00		$0.00	$2,514.83		$0.00	$4,664.61		$0.00	$198.47		$0.00	$2,516.36		$0.00	$4,664.61		$0.00	$575.91		$0.00	$7,568.58		$0.00	$15,609.54		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$189.04		$0.00	$2,525.79		$0.00	$5,263.18
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	10/11/2016	07/31/2018										$0.00	$121.27		$0.00	$1,380.97		$0.00	$1,896.99		$0.00	$120.30		$0.00	$1,381.94		$0.00	$1,896.99		$0.00	$119.33		$0.00	$1,382.91		$0.00	$1,896.99		$0.00	$235.79		$0.00	$2,768.69		$0.00	$3,772.63		$0.00	$232.00		$0.00	$2,772.48		$0.00	$3,751.28		$0.00	$114.60		$0.00	$1,387.64		$0.00	$1,875.64		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$226.44		$0.00	$2,778.04		$0.00	$3,751.28		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$3,396.25		$0.00	$8,491.76		$0.00	$14,128.41
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	02/08/2017	07/31/2018										$0.00	$66.52		$0.00	$874.42		$0.00	$1,666.44		$0.00	$65.99		$0.00	$874.95		$0.00	$1,666.44		$0.00	$65.48		$0.00	$875.46		$0.00	$1,666.44		$0.00	$64.96		$0.00	$875.98		$0.00	$1,666.44		$0.00	$64.45		$0.00	$876.49		$0.00	$1,660.78		$0.00	$63.95		$0.00	$876.99		$0.00	$1,660.78		$0.00	$63.45		$0.00	$877.49		$0.00	$1,660.78		$0.00	$62.95		$0.00	$877.99		$0.00	$1,660.78		$0.00	$62.45		$0.00	$878.49		$0.00	$1,660.78		$0.00	$184.44		$0.00	$2,638.38		$0.00	$4,982.34		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	06/14/2017	07/31/2018										$0.00	$653.78		$0.00	$1,722.37		$0.00	$3,327.84		$0.00	$649.05		$0.00	$1,727.10		$0.00	$3,327.84		$0.00	$147.98		$0.00	$1,728.17		$0.00	$2,827.84		$0.00	$146.91		$0.00	$1,729.24		$0.00	$2,827.84		$0.00	$145.84		$0.00	$1,730.32		$0.00	$1,876.16		$0.00	$144.79		$0.00	$1,731.36		$0.00	$2,708.57		$0.00	$286.44		$0.00	$3,465.86		$0.00	$5,417.14		$0.00	$421.95		$0.00	$5,206.50		$0.00	$8,125.71		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	08/07/2017	07/31/2018										$0.00	$53.88		$0.00	$495.92		$0.00	$705.32		$0.00	$53.53		$0.00	$496.27		$0.00	$705.32		$0.00	$53.17		$0.00	$496.63		$0.00	$705.32		$0.00	$52.82		$0.00	$496.98		$0.00	$705.32		$0.00	$52.47		$0.00	$497.33		$0.00	$705.32		$0.00	$52.13		$0.00	$497.67		$0.00	$705.32		$0.00	$51.78		$0.00	$498.02		$0.00	$726.06		$0.00	$203.73		$0.00	$1,995.47		$0.00	$2,904.24		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	09/01/2018	11/01/2017	07/31/2018										$0.00	$354.50		$0.00	$3,310.84		$0.00	$4,157.03		$0.00	$701.99		$0.00	$6,628.69		$0.00	$8,314.06		$0.00	$347.52		$0.00	$3,317.82		$0.00	$4,157.03		$0.00	$345.22		$0.00	$3,320.12		$0.00	$4,352.51		$0.00	$1,358.18		$0.00	$13,303.18		$0.00	$17,410.04		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$717.12		$0.00	$3,302.40		$0.00	$4,706.69
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	12/06/2017	07/31/2018										$0.00	$191.80		$0.00	$2,311.57		$0.00	$3,136.40		$0.00	$190.41		$0.00	$2,312.96		$0.00	$3,136.40		$0.00	$189.04		$0.00	$2,314.33		$0.00	$3,136.40		$0.00	$187.67		$0.00	$2,315.70		$0.00	$3,040.25		$0.00	$371.28		$0.00	$4,635.46		$0.00	$6,080.50		$0.00	$183.63		$0.00	$2,319.74		$0.00	$3,040.25		$0.00	$15.08		$0.00	$2,319.74		$0.00	$2,871.70
xxxxxxxxxxx		$xxxxxxxx	09/01/2018	10/26/2017	07/31/2018										$0.00	$248.60		$0.00	$2,141.19		$0.00	$2,970.51		$0.00	$492.42		$0.00	$4,287.16		$0.00	$5,859.56		$0.00	$486.14		$0.00	$4,293.44		$0.00	$5,778.10		$0.00	$240.73		$0.00	$2,149.06		$0.00	$2,889.05		$0.00	$239.19		$0.00	$2,150.60		$0.00	$2,889.05		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$237.66		$0.00	$2,152.13		$0.00	$2,889.05		$0.00	$236.13		$0.00	$2,153.66		$0.00	$2,889.05
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	11/29/2017	07/31/2018										$0.00	$209.01		$0.00	$3,588.51		$0.00	$5,128.08		$0.00	$207.30		$0.00	$3,590.22		$0.00	$5,128.08		$0.00	$205.61		$0.00	$3,591.91		$0.00	$5,128.08		$0.00	$203.93		$0.00	$3,593.59		$0.00	$5,128.08		$0.00	$402.89		$0.00	$7,192.15		$0.00	$9,856.16		$0.00	$198.98		$0.00	$3,598.54		$0.00	$5,128.08		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	11/01/2017	07/31/2018										$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$800.36		$0.00	$4,996.06		$0.00	$9,239.26		$0.00	$396.83		$0.00	$2,501.38		$0.00	$4,619.63		$0.00	$787.03		$0.00	$5,009.39		$0.00	$9,239.26		$0.00	$390.22		$0.00	$2,507.99		$0.00	$4,619.63		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$388.04		$0.00	$2,510.17		$0.00	$4,619.63		$0.00	$385.87		$0.00	$2,512.34		$0.00	$4,619.63
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	11/01/2017	07/31/2018										$0.00	$230.51		$0.00	$1,424.96		$0.00	$2,989.87		$0.00	$227.94		$0.00	$1,427.53		$0.00	$2,989.87		$0.00	$226.67		$0.00	$1,428.80		$0.00	$2,989.87		$0.00	$449.56		$0.00	$2,862.38		$0.00	$5,980.74		$0.00	$222.89		$0.00	$1,432.58		$0.00	$2,989.87		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$221.65		$0.00	$1,433.82		$0.00	$2,989.87		$0.00	$220.41		$0.00	$1,435.06		$0.00	$2,989.87
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	02/01/2018	07/31/2018										$0.00	$404.90		$0.00	$7,116.11		$0.00	$8,633.45		$0.00	$1,117.05		$0.00	$7,125.64		$0.00	$8,242.69		$0.00	($3,444.50)		$0.00	$28,653.83		$0.00	$25,209.33		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$8,408.11		$0.00	$0.00		$0.00	$8,408.11
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	01/11/2018	07/31/2018										$0.00	$295.39		$0.00	$2,712.21		$0.00	$3,985.69		$0.00	$293.47		$0.00	$2,714.13		$0.00	$4,007.97		$0.00	$291.55		$0.00	$2,716.05		$0.00	$4,007.97		$0.00	$577.42		$0.00	$5,437.78		$0.00	$8,015.94		$0.00	$285.89		$0.00	$2,721.71		$0.00	$4,007.97		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	01/19/2018	07/31/2018										$0.00	$211.63		$0.00	$2,020.56		$0.00	$3,092.28		$0.00	$210.23		$0.00	$2,021.96		$0.00	$3,092.28		$0.00	$208.84		$0.00	$2,023.35		$0.00	$3,092.28		$0.00	$207.46		$0.00	$2,024.73		$0.00	$2,959.26		$0.00	$410.82		$0.00	$4,053.56		$0.00	$5,918.52		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	02/01/2018	07/31/2018										$0.00	$145.58		$0.00	$819.10		$0.00	$1,487.06		$0.00	$430.80		$0.00	$2,463.24		$0.00	$4,804.29		$0.00	$141.65		$0.00	$823.03		$0.00	$1,572.75		$0.00	$140.68		$0.00	$824.00		$0.00	$964.68		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00		$0.00	$0.00
xxxxxxxxxxx		$xxxxxxxx	08/01/2018	03/29/2018	07/31/2018										$0.00	$81.50		$0.00	$1,227.93		$0.00	$3,005.00		$0.00	$80.87		$0.00	$1,228.56		$0.00	$3,005.00		$0.00	$80.24		$0.00	$1,229.19		$0.00	$3,005.00		$0.00	$79.62		$0.00	$1,229.81		$0.00	$3,005.00

							Aug 2018				Jul 2018				Jun 2018				May 2018				Apr 2018				Mar 2018				Feb 2018				Jan 2018				Dec 2017				Nov 2017				Oct 2017				Sep 2017				Aug 2017
Customer Loan ID	Seller Loan ID	UPB	As of Date	Next Due Date	PDate	Current P&I	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE	P&I	VELOCITY	DUEDATE	PDATE
xxxxxxxxxxx		$xxxxxxxx	08/31/2018	09/01/2018	08/01/2018	$4,792.92	$4,236.23	0.88	09/01/2018	08/01/2018	$4,236.23	0.88	08/01/2018	07/01/2018	$4,236.23	0.88	07/01/2018	06/01/2018	$4,236.23	0.88	06/01/2018	05/01/2018	$4,236.23	0.88	05/01/2018	04/01/2018	$4,236.23	0.88	04/01/2018	03/01/2018	$4,236.23	0.88	03/01/2018	02/01/2018	$4,236.23	0.88	02/01/2018	01/01/2018	$0.00	0.00	01/01/2018	12/01/2017	$4,236.23	0.88	01/01/2018	12/01/2017	$21,181.15	4.42	12/01/2017	11/01/2017	$0.00	0.00	07/01/2017	06/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$1,857.02					$1,857.02	1.00	08/01/2018	07/01/2018	$1,857.02	1.00	07/01/2018	06/01/2018	$1,857.02	1.00	06/01/2018	05/01/2018	$1,857.02	1.00	05/01/2018	04/01/2018	$1,857.02	1.00	04/01/2018	03/01/2018	$1,857.02	1.00	03/01/2018	02/01/2018	$1,857.02	1.00	02/01/2018	01/01/2018	$1,857.02	1.00	01/01/2018	12/01/2017	$1,857.02	1.00	12/01/2017	11/01/2017	$5,571.06	3.00	11/01/2017	10/01/2017	$0.00	0.00	08/01/2017	07/01/2017	$0.00	0.00	08/01/2017	07/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$855.35					$855.35	1.00	08/01/2018	07/01/2018	$855.35	1.00	07/01/2018	06/01/2018	$855.35	1.00	06/01/2018	05/01/2018	$855.35	1.00	05/01/2018	04/01/2018	$855.35	1.00	04/01/2018	03/01/2018	$0.00	0.00	03/01/2018	02/01/2018	$855.35	1.00	03/01/2018	02/01/2018	$2,028.98	2.37	02/01/2018	01/01/2018	$0.00	0.00	12/01/2017	11/01/2017	$3,421.40	4.00	12/01/2017	11/01/2017	$0.00	0.00	08/01/2017	07/01/2017	$855.35	1.00	08/01/2017	07/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$2,714.83					$2,714.83		08/01/2018	07/01/2018	$2,714.83	1.00	07/01/2018	06/01/2018	$2,714.83	1.00	06/01/2018	05/01/2018	$2,714.83	1.00	05/01/2018	04/01/2018	$2,714.83	1.00	04/01/2018	03/01/2018	$2,714.83	1.00	03/01/2018	02/01/2018	$2,714.83	1.00	02/01/2018	01/01/2018	$2,714.83	1.00	01/01/2018	12/01/2017	$2,714.83	1.00	12/01/2017	11/01/2017	$8,144.49	3.00	11/01/2017	10/01/2017	$0.00	0.00	08/01/2017	07/01/2017	$2,714.83	1.00	08/01/2017	07/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$1,502.24					$1,502.24	1.00	08/01/2018	07/01/2018	$1,502.24	1.00	07/01/2018	06/01/2018	$1,502.24	1.00	06/01/2018	05/01/2018	$3,004.48	2.00	05/01/2018	04/01/2018	$3,004.48	2.00	03/01/2018	02/01/2018	$1,502.24	1.00	01/01/2018	12/01/2017	$0.00	0.00	12/01/2017	11/01/2017	$0.00	0.00	12/01/2017	11/01/2017	$3,004.48	2.00	12/01/2017	11/01/2017	$0.00	0.00	10/01/2017	09/01/2017	$0.00	0.00	10/01/2017	09/01/2017	$11,888.01	7.91	10/01/2017	09/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$940.94					$940.94	1.00	08/01/2018	07/01/2018	$940.94	1.00	07/01/2018	06/01/2018	$940.94	1.00	06/01/2018	05/01/2018	$940.94	1.00	05/01/2018	04/01/2018	$940.94	1.00	04/01/2018	03/01/2018	$940.94	1.00	03/01/2018	02/01/2018	$940.94	1.00	02/01/2018	01/01/2018	$940.94	1.00	01/01/2018	12/01/2017	$940.94	1.00	12/01/2017	11/01/2017	$2,822.82	3.00	11/01/2017	10/01/2017	$0.00	0.00	08/01/2017	07/01/2017	$0.00	0.00	08/01/2017	07/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$1,876.15					$2,376.15	1.27	08/01/2018	07/01/2018	$2,376.15	1.27	07/01/2018	06/01/2018	$1,876.15	1.00	06/01/2018	05/01/2018	$1,876.15	1.00	05/01/2018	04/01/2018	$1,876.16	1.00	04/01/2018	03/01/2018	$1,876.15	1.00	03/01/2018	02/01/2018	$3,752.30	2.00	02/01/2018	01/01/2018	$5,628.45	3.00	12/01/2017	11/01/2017	$0.00	0.00	09/01/2017	08/01/2017	$0.00	0.00	09/01/2017	08/01/2017	$0.00	0.00	09/01/2017	08/01/2017	$0.00	0.00	09/01/2017	08/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$549.80					$549.80	1.00	08/01/2018	07/01/2018	$549.80	1.00	07/01/2018	06/01/2018	$549.80	1.00	06/01/2018	05/01/2018	$549.80	1.00	05/01/2018	04/01/2018	$549.80	1.00	04/01/2018	03/01/2018	$549.80	1.00	03/01/2018	02/01/2018	$549.80	1.00	02/01/2018	01/01/2018	$2,199.20	4.00	01/01/2018	12/01/2017	$0.00	0.00	09/01/2017	08/01/2017	$0.00	0.00	09/01/2017	08/01/2017	$0.00	0.00	09/01/2017	08/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	09/01/2018	08/01/2018	$3,665.34					$3,665.34	1.00	09/01/2018	08/01/2018	$7,330.68	2.00	08/01/2018	07/01/2018	$3,665.34	1.00	06/01/2018	05/01/2018	$3,665.34	1.00	05/01/2018	04/01/2018	$14,661.36	4.00	04/01/2018	03/01/2018	$0.00	0.00	01/01/2018	12/01/2017	$0.00	0.00	01/01/2018	12/01/2017	$4,019.52	1.00	01/01/2018	12/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$2,503.37					$2,503.37	1.00	08/01/2018	07/01/2018	$2,503.37	1.00	07/01/2018	06/01/2018	$2,503.37	1.00	06/01/2018	05/01/2018	$2,503.37	1.00	05/01/2018	04/01/2018	$5,006.74	2.00	04/01/2018	03/01/2018	$2,503.37	1.00	02/01/2018	01/01/2018	$2,334.82	1.00	02/01/2018	01/01/2018
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	09/01/2018	08/01/2018	$2,389.79					$2,389.79	1.00	09/01/2018	08/01/2018	$4,779.58	2.00	08/01/2018	07/01/2018	$4,779.58	2.00	06/01/2018	05/01/2018	$2,389.79	1.00	04/01/2018	03/01/2018	$2,389.79	1.00	03/01/2018	02/01/2018	$0.00	0.00	02/01/2018	01/01/2018	$2,389.79	1.00	02/01/2018	01/01/2018	$2,389.79	1.00	01/01/2018	12/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$3,797.52					$3,797.52	1.00	08/01/2018	07/01/2018	$3,797.52	1.00	07/01/2018	06/01/2018	$3,797.52	1.00	06/01/2018	05/01/2018	$3,797.52	1.00	05/01/2018	04/01/2018	$7,595.04	2.00	04/01/2018	03/01/2018	$3,797.52	1.00	02/01/2018	01/01/2018	$0.00	0.00	01/01/2018	12/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$2,898.21					$0.00	0.00	08/01/2018	07/01/2018	$5,796.42	2.00	08/01/2018	07/01/2018	$2,898.21	1.00	06/01/2018	05/01/2018	$5,796.42	2.00	05/01/2018	04/01/2018	$2,898.21	1.00	03/01/2018	02/01/2018	$0.00	0.00	02/01/2018	01/01/2018	$2,898.21	1.00	02/01/2018	01/01/2018	$2,898.21	1.00	01/01/2018	12/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$1,655.47					$1,655.47	1.00	08/01/2018	07/01/2018	$1,655.47	1.00	07/01/2018	06/01/2018	$1,655.47	1.00	06/01/2018	05/01/2018	$3,311.94	2.00	05/01/2018	04/01/2018	$1,655.47	1.00	03/01/2018	02/01/2018	$0.00	0.00	02/01/2018	01/01/2018	$1,655.47	1.00	02/01/2018	01/01/2018	$1,655.47	1.00	01/01/2018	12/01/2017
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$7,521.01					$7,521.01	1.00	08/01/2018	07/01/2018	$8,242.69	1.10	07/01/2018	06/01/2018	$25,209.33	3.35	06/01/2018	05/01/2018	$0.00	0.00	02/01/2018	01/01/2018	$0.00	0.00	02/01/2018	01/01/2018	$8,408.11	1.12	02/01/2018	01/01/2018
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$3,007.60					$3,007.60	1.00	08/01/2018	07/01/2018	$3,007.60	1.00	07/01/2018	06/01/2018	$3,007.60	1.00	06/01/2018	05/01/2018	$6,015.20	2.00	05/01/2018	04/01/2018	$3,007.60	1.00	03/01/2018	02/01/2018	$0.00	0.00	02/01/2018	01/01/2018
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$2,232.19					$2,232.19	1.00	08/01/2018	07/01/2018	$2,232.19	1.00	07/01/2018	06/01/2018	$2,232.19	1.00	06/01/2018	05/01/2018	$2,232.19	1.00	05/01/2018	04/01/2018	$4,464.38	2.00	04/01/2018	03/01/2018	$0.00	0.00	02/01/2018	01/01/2018
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$900.68					$964.68	1.00	08/01/2018	07/01/2018	$2,894.04	3.00	07/01/2018	06/01/2018	$964.68	1.00	04/01/2018	03/01/2018	$964.68	1.00	03/01/2018	02/01/2018	$0.00	0.00	02/01/2018	01/01/2018	$0.00	0.00	02/01/2018	01/01/2018
xxxxxxxxxxx		$xxxxxxxx	07/31/2018	08/01/2018	07/01/2018	$1,309.43					$1,309.43	1.00	08/01/2018	07/01/2018	$1,309.43	1.00	07/01/2018	06/01/2018	$1,309.43	1.00	06/01/2018	05/01/2018	$1,309.43	1.00	05/01/2018	04/01/2018

Customer Loan ID	Seller Loan ID	Rating	Type	Exception	Collection Comments
xxxxxxxxxxx	Acceptable	Current	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  The borrower advised a payment would be made later in the day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/20/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower verbally disputed inspection fees on account due to performing status and no insurance claims; servicer sent a response advising inspections were ordered due to recent hurricane and there are active efforts to remove fees that were assessed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
xxxxxxxxxxx	Acceptable	Current	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  The borrower inquired about the last payment received and next payment due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/21/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed payment change; call was escalated and borrower was told the payment was the same and only one decrease was found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
xxxxxxxxxxx	Acceptable	Current	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  Borrower stated sent 2 checks in the mail for this account and another account and stated he put the loan numbers on them. Servicer advised will note a follow up if needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/02/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in regarding a missing payment and requested a copy of transaction history via email or fax.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
xxxxxxxxxxx	Acceptable	Current	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Servicer contacted borrower and completed the welcome call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated  currently not reporting account to the credit reporting agency. Comments reflect dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A

											Aug 2018								Jul 2018								Jun 2018								May 2018								Apr 2018								Mar 2018								Feb 2018								Jan 2018								Dec 2017								Nov 2017								Oct 2017								Sep 2017								Aug 2017
Customer Loan ID	Seller Loan ID	Review Pay History	Loan Status	Next Due Date	As Of Date	Currently Delinquent	Current F/C (Not Yet REO)	Current Bankruptcy?	Currently REO?	Current Contractual P&I	Aug 2018(Cash)	Aug 2018(Dlq)	Aug 2018(P&I Applied)	Aug 2018(P&I Expected)	Aug 2018(Cash Velocity)	Aug 2018(Payment Date)	Aug 2018(Due Date)	Aug 2018(Interest Paid Through Date)	Jul 2018(Cash)	Jul 2018(Dlq)	Jul 2018(P&I Applied)	Jul 2018(P&I Expected)	Jul 2018(Cash Velocity)	Jul 2018(Payment Date)	Jul 2018(Due Date)	Jul 2018(Interest Paid Through Date)	Jun 2018(Cash)	Jun 2018(Dlq)	Jun 2018(P&I Applied)	Jun 2018(P&I Expected)	Jun 2018(Cash Velocity)	Jun 2018(Payment Date)	Jun 2018(Due Date)	Jun 2018(Interest Paid Through Date)	May 2018(Cash)	May 2018(Dlq)	May 2018(P&I Applied)	May 2018(P&I Expected)	May 2018(Cash Velocity)	May 2018(Payment Date)	May 2018(Due Date)	May 2018(Interest Paid Through Date)	Apr 2018(Cash)	Apr 2018(Dlq)	Apr 2018(P&I Applied)	Apr 2018(P&I Expected)	Apr 2018(Cash Velocity)	Apr 2018(Payment Date)	Apr 2018(Due Date)	Apr 2018(Interest Paid Through Date)	Mar 2018(Cash)	Mar 2018(Dlq)	Mar 2018(P&I Applied)	Mar 2018(P&I Expected)	Mar 2018(Cash Velocity)	Mar 2018(Payment Date)	Mar 2018(Due Date)	Mar 2018(Interest Paid Through Date)	Feb 2018(Cash)	Feb 2018(Dlq)	Feb 2018(P&I Applied)	Feb 2018(P&I Expected)	Feb 2018(Cash Velocity)	Feb 2018(Payment Date)	Feb 2018(Due Date)	Feb 2018(Interest Paid Through Date)	Jan 2018(Cash)	Jan 2018(Dlq)	Jan 2018(P&I Applied)	Jan 2018(P&I Expected)	Jan 2018(Cash Velocity)	Jan 2018(Payment Date)	Jan 2018(Due Date)	Jan 2018(Interest Paid Through Date)	Dec 2017(Cash)	Dec 2017(Dlq)	Dec 2017(P&I Applied)	Dec 2017(P&I Expected)	Dec 2017(Cash Velocity)	Dec 2017(Payment Date)	Dec 2017(Due Date)	Dec 2017(Interest Paid Through Date)	Nov 2017(Cash)	Nov 2017(Dlq)	Nov 2017(P&I Applied)	Nov 2017(P&I Expected)	Nov 2017(Cash Velocity)	Nov 2017(Payment Date)	Nov 2017(Due Date)	Nov 2017(Interest Paid Through Date)	Oct 2017(Cash)	Oct 2017(Dlq)	Oct 2017(P&I Applied)	Oct 2017(P&I Expected)	Oct 2017(Cash Velocity)	Oct 2017(Payment Date)	Oct 2017(Due Date)	Oct 2017(Interest Paid Through Date)	Sep 2017(Cash)	Sep 2017(Dlq)	Sep 2017(P&I Applied)	Sep 2017(P&I Expected)	Sep 2017(Cash Velocity)	Sep 2017(Payment Date)	Sep 2017(Due Date)	Sep 2017(Interest Paid Through Date)	Aug 2017(Cash)	Aug 2017(Dlq)	Aug 2017(P&I Applied)	Aug 2017(P&I Expected)	Aug 2017(Cash Velocity)	Aug 2017(Payment Date)	Aug 2017(Due Date)	Aug 2017(Interest Paid Through Date)	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Pay History (Tape)	PYHS String	Pay History Start Date	Pay History End Date	Current Principal Balance (Tape)	Pay History Comments	Advance Details	Corp. Adv. Balance	Recoverable?	Escrow Adv. Balance	Oldest Dt of Corporate Adv.	Total Unpaid / Accrued Interest	Date of Last Proof of Claim Filed (for BK loans)	Advances Comments
xxxxxxxxxxx		Yes	0	09/01/2018	08/31/2018	NO	NO	NO	NO	$4,792.92	$5,270.47	0	$4,236.23	$4,792.92	0.88	08/31/2018	09/01/2018	08/01/2018	$5,270.47	0	$4,236.23	$4,792.92	0.88	07/25/2018	08/01/2018	07/01/2018	$5,223.26	0	$4,236.23	$4,792.92	0.88	06/14/2018	07/01/2018	06/01/2018	$5,223.26	0	$4,236.23	$4,792.92	0.88	05/11/2018	06/01/2018	05/01/2018	$5,223.26	0	$4,236.23	$4,792.92	0.88	04/11/2018	05/01/2018	04/01/2018	$5,223.26	0	$4,236.23	$4,792.92	0.88	03/12/2018	04/01/2018	03/01/2018	$5,223.26	0	$4,236.23	$4,792.92	0.88	02/12/2018	03/01/2018	02/01/2018	$5,223.26	0	$4,236.23	$4,792.92	0.88	01/11/2018	02/01/2018	01/01/2018	$0.00	0	$0.00	$4,792.92	0.00		01/01/2018	12/01/2017	$5,223.26	0	$4,236.23	$4,792.92	0.88	11/16/2017	01/01/2018	12/01/2017	$26,116.30	0	$21,181.15	$4,792.92	4.42	10/31/2018	12/01/2017	11/01/2017	$0.00	90	$0.00	$4,792.92	0.00		07/01/2017	06/01/2017									0.8839	0.8839	0.7857	1.0312	0	0	1	0	000000000053	000000000003	09/20/2016	08/31/2018	$xxxxxxx		Corporate Advances	$1,782.45						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$1,857.02									$2,730.22	0	$1,857.02	$1,857.02	1.00	07/10/2018	08/01/2018	07/01/2018	$2,730.22	0	$1,857.02	$1,857.02	1.00	06/15/2018	07/01/2018	06/01/2018	$2,730.22	0	$1,857.02	$1,857.02	1.00	05/15/2018	06/01/2018	05/01/2018	$2,744.49	0	$1,857.02	$1,857.02	1.00	04/12/2018	05/01/2018	04/01/2018	$2,744.49	0	$1,857.02	$1,857.02	1.00	03/13/2018	04/01/2018	03/01/2018	$2,744.49	0	$1,857.02	$1,857.02	1.00	02/16/2018	03/01/2018	02/01/2018	$2,744.49	0	$1,857.02	$1,857.02	1.00	01/17/2018	02/01/2018	01/01/2018	$2,744.49	0	$1,857.02	$1,857.02	1.00	12/15/2017	01/01/2018	12/01/2017	$2,744.49	0	$1,857.02	$1,857.02	1.00	11/13/2017	12/01/2017	11/01/2017	$8,233.47	0	$5,571.06	$1,857.02	3.00	10/31/2017	11/01/2017	10/01/2017	$0.00	60	$0.00	$1,857.02	0.00		08/01/2017	07/01/2017	$0.00	30	$0.00	$1,857.02	0.00		08/01/2017	07/01/2017	1	1	1	1	1	1	0	0	000000000021	000000000021	09/20/2016	07/31/2018	$xxxxxxx		Corporate Advances	$16,280.58						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$855.35									$1,455.54	0	$855.35	$855.35	1.00	07/27/2018	08/01/2018	07/01/2018	$1,455.54	0	$855.35	$855.35	1.00	06/11/2018	07/01/2018	06/01/2018	$1,455.54	0	$855.35	$855.35	1.00	05/29/2018	06/01/2018	05/01/2018	$1,455.54	0	$855.35	$855.35	1.00	04/27/2018	05/01/2018	04/01/2018	$1,455.54	0	$855.35	$855.35	1.00	03/22/2018	04/01/2018	03/01/2018	$0.00	0	$0.00	$855.35	0.00		03/01/2018	02/01/2018	$1,455.54	0	$855.35	$855.35	1.00	01/22/2018	03/01/2018	02/01/2018	$3,098.88	0	$2,028.98	$855.35	2.37	12/29/2017	02/01/2018	01/01/2018	$0.00	0	$0.00	$855.35	0.00		12/01/2017	11/01/2017	$5,561.20	0	$3,421.40	$855.35	4.00	10/26/2017	12/01/2017	11/01/2017	$0.00	60	$0.00	$855.35	0.00		08/01/2017	07/01/2017	$1,390.30	30	$855.35	$855.35	1.00	08/10/2017	08/01/2017	07/01/2017	1	0.8333	0.9302	1.1143	1	1	0	0	000000000021	000000000021	09/20/2016	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$2,714.83									$4,664.61	0	$2,714.83			07/09/2018	08/01/2018	07/01/2018	$4,664.61	0	$2,714.83	$2,714.83	1.00	06/08/2018	07/01/2018	06/01/2018	$4,664.61	0	$2,714.83	$2,714.83	1.00	05/07/2018	06/01/2018	05/01/2018	$4,664.61	0	$2,714.83	$2,714.83	1.00	04/05/2018	05/01/2018	04/01/2018	$4,664.61	0	$2,714.83	$2,714.83	1.00	03/15/2018	04/01/2018	03/01/2018	$4,664.61	0	$2,714.83	$2,714.83	1.00	02/08/2018	03/01/2018	02/01/2018	$4,664.61	0	$2,714.83	$2,714.83	1.00	01/09/2018	02/01/2018	01/01/2018	$4,664.61	0	$2,714.83	$2,714.83	1.00	12/11/2017	01/01/2018	12/01/2017	$4,664.61	0	$2,714.83	$2,714.83	1.00	11/06/2017	12/01/2017	11/01/2017	$15,609.54	0	$8,144.49	$2,714.83	3.00	10/19/2017	11/01/2017	10/01/2017	$0.00	60	$0.00	$2,714.83	0.00		08/01/2017	07/01/2017	$5,263.18	30	$2,714.83	$2,714.83	1.00	08/08/2017	08/01/2017	07/01/2017	1	1	1	1.0833	1	1	0	0	000000000021	000000000021	09/20/2016	07/31/2018	$xxxxxxx		Corporate Advances	$599.09						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$1,502.24									$1,896.99	0	$1,502.24	$1,502.24	1.00	07/11/2018	08/01/2018	07/01/2018	$1,896.99	0	$1,502.24	$1,502.24	1.00	06/11/2018	07/01/2018	06/01/2018	$1,896.99	0	$1,502.24	$1,502.24	1.00	05/09/2018	06/01/2018	05/01/2018	$3,772.63	0	$3,004.48	$1,502.24	2.00	04/27/2018	05/01/2018	04/01/2018	$3,751.28	30	$3,004.48	$1,502.24	2.00	03/15/2018	03/01/2018	02/01/2018	$1,875.64	60	$1,502.24	$1,502.24	1.00	02/06/2018	01/01/2018	12/01/2017	$0.00	60	$0.00	$1,502.24	0.00		12/01/2017	11/01/2017	$0.00	30	$0.00	$1,502.24	0.00		12/01/2017	11/01/2017	$3,751.28	0	$3,004.48	$1,502.24	2.00	11/30/2017	12/01/2017	11/01/2017	$0.00	30	$0.00	$1,502.24	0.00		10/01/2017	09/01/2017	$0.00	0	$0.00	$1,502.24	0.00		10/01/2017	09/01/2017	$14,128.41	0	$11,888.01	$1,502.24	7.91		10/01/2017	09/01/2017	1	1.3333	1.1111	1.4928	3	2	0	0	000012210100	000012210100	10/11/2016	07/31/2018	$xxxxxxx		Corporate Advances	$3,404.52						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$940.94									$1,666.44	0	$940.94	$940.94	1.00	07/25/2018	08/01/2018	07/01/2018	$1,666.44	0	$940.94	$940.94	1.00	06/25/2018	07/01/2018	06/01/2018	$1,666.44	0	$940.94	$940.94	1.00	05/24/2018	06/01/2018	05/01/2018	$1,666.44	0	$940.94	$940.94	1.00	04/19/2018	05/01/2018	04/01/2018	$1,660.78	0	$940.94	$940.94	1.00	03/23/2018	04/01/2018	03/01/2018	$1,660.78	0	$940.94	$940.94	1.00	02/12/2018	03/01/2018	02/01/2018	$1,660.78	0	$940.94	$940.94	1.00	01/22/2018	02/01/2018	01/01/2018	$1,660.78	0	$940.94	$940.94	1.00	12/11/2017	01/01/2018	12/01/2017	$1,660.78	0	$940.94	$940.94	1.00	11/13/2017	12/01/2017	11/01/2017	$4,982.34	0	$2,822.82	$940.94	3.00	10/17/2017	11/01/2017	10/01/2017	$0.00	60	$0.00	$940.94	0.00		08/01/2017	07/01/2017	$0.00	30	$0.00	$940.94	0.00		08/01/2017	07/01/2017	1	1	1	1	1	1	0	0	000000000021	000000000021	02/08/2017	07/31/2018	$xxxxxxx		Corporate Advances	$1,675.52						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$1,876.15									$3,327.84	0	$2,376.15	$1,876.15	1.27	07/10/2018	08/01/2018	07/01/2018	$3,327.84	0	$2,376.15	$1,876.15	1.27	06/08/2018	07/01/2018	06/01/2018	$2,827.84	0	$1,876.15	$1,876.15	1.00	05/10/2018	06/01/2018	05/01/2018	$2,827.84	0	$1,876.15	$1,876.15	1.00	04/10/2018	05/01/2018	04/01/2018	$1,876.16	0	$1,876.16	$1,876.15	1.00	03/20/2018	04/01/2018	03/01/2018	$2,708.57	0	$1,876.15	$1,876.15	1.00	02/09/2018	03/01/2018	02/01/2018	$5,417.14	0	$3,752.30	$1,876.15	2.00	01/16/2018	02/01/2018	01/01/2018	$8,125.71	30	$5,628.45	$1,876.15	3.00	12/28/2017	12/01/2017	11/01/2017	$0.00	90	$0.00	$1,876.15	0.00		09/01/2017	08/01/2017	$0.00	60	$0.00	$1,876.15	0.00		09/01/2017	08/01/2017	$0.00	30	$0.00	$1,876.15	0.00		09/01/2017	08/01/2017	$0.00	0	$0.00	$1,876.15	0.00		09/01/2017	08/01/2017	1.1777	1.0888	1.2814	0.9611	2	1	1	0	000000013210	000000013210	06/14/2017	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$549.80									$705.32	0	$549.80	$549.80	1.00	07/09/2018	08/01/2018	07/01/2018	$705.32	0	$549.80	$549.80	1.00	06/07/2018	07/01/2018	06/01/2018	$705.32	0	$549.80	$549.80	1.00	05/07/2018	06/01/2018	05/01/2018	$705.32	0	$549.80	$549.80	1.00	04/04/2018	05/01/2018	04/01/2018	$705.32	0	$549.80	$549.80	1.00	03/05/2018	04/01/2018	03/01/2018	$705.32	0	$549.80	$549.80	1.00	02/20/2018	03/01/2018	02/01/2018	$726.06	0	$549.80	$549.80	1.00	01/22/2018	02/01/2018	01/01/2018	$2,904.24	0	$2,199.20	$549.80	4.00	12/22/2017	01/01/2018	12/01/2017	$0.00	90	$0.00	$549.80	0.00		09/01/2017	08/01/2017	$0.00	60	$0.00	$549.80	0.00		09/01/2017	08/01/2017	$0.00	30	$0.00	$549.80	0.00		09/01/2017	08/01/2017									1	1	1.2222	0.9167	1	1	1	0	00000000321	00000000321N	08/07/2017	07/31/2018	$xxxxxxx		Corporate Advances	$175.00						Escrow Advances
xxxxxxxxxxx		Yes	0	09/01/2018	07/31/2018	NO	NO	NO	NO	$3,665.34									$4,157.03	0	$3,665.34	$3,665.34	1.00	07/30/2018	09/01/2018	08/01/2018	$8,314.06	0	$7,330.68	$3,665.34	2.00	06/21/2018	08/01/2018	07/01/2018	$4,157.03	0	$3,665.34	$3,665.34	1.00	05/14/2018	06/01/2018	05/01/2018	$4,352.51	0	$3,665.34	$3,665.34	1.00	04/17/2018	05/01/2018	04/01/2018	$17,410.04	0	$14,661.36	$3,665.34	4.00	03/19/2018	04/01/2018	03/01/2018	$0.00	60	$0.00	$4,019.52	0.00		01/01/2018	12/01/2017	$0.00	30	$0.00	$4,019.52	0.00		01/01/2018	12/01/2017	$4,706.69	0	$4,019.52	$4,019.52	1.00	12/31/2017	01/01/2018	12/01/2017																																	1.3333	1.5	1.1218	0.8414	1	1	0	0	00000210	00000210NNNN	11/01/2017	07/31/2018	$xxxxxxx		Corporate Advances	$15.00						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$2,503.37									$3,136.40	0	$2,503.37	$2,503.37	1.00	07/12/2018	08/01/2018	07/01/2018	$3,136.40	0	$2,503.37	$2,503.37	1.00	06/04/2018	07/01/2018	06/01/2018	$3,136.40	0	$2,503.37	$2,503.37	1.00	05/09/2018	06/01/2018	05/01/2018	$3,040.25	0	$2,503.37	$2,503.37	1.00	04/19/2018	05/01/2018	04/01/2018	$6,080.50	0	$5,006.74	$2,503.37	2.00	03/12/2018	04/01/2018	03/01/2018	$3,040.25	30	$2,503.37	$2,503.37	1.00	02/26/2018	02/01/2018	01/01/2018	$2,871.70	0	$2,334.82	$2,334.82	1.00	01/10/2018	02/01/2018	01/01/2018																																									1	1.1667	0.8814	0.6611	1	0	0	0	0000010	0000010NNNNN	12/06/2017	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	09/01/2018	07/31/2018	NO	NO	NO	NO	$2,389.79									$2,970.51	0	$2,389.79	$2,389.79	1.00	07/30/2018	09/01/2018	08/01/2018	$5,859.56	0	$4,779.58	$2,389.79	2.00	06/05/2018	08/01/2018	07/01/2018	$5,778.10	0	$4,779.58	$2,389.79	2.00	05/07/2018	06/01/2018	05/01/2018	$2,889.05	30	$2,389.79	$2,389.79	1.00	04/03/2018	04/01/2018	03/01/2018	$2,889.05	30	$2,389.79	$2,389.79	1.00	03/09/2018	03/01/2018	02/01/2018	$0.00	30	$0.00	$2,389.79	0.00		02/01/2018	01/01/2018	$2,889.05	0	$2,389.79	$2,389.79	1.00	01/08/2018	02/01/2018	01/01/2018	$2,889.05	0	$2,389.79	$2,389.79	1.00	12/19/2017	01/01/2018	12/01/2017																																	1.6667	1.1667	1	0.75	3	0	0	0	00011100	00011100NNNN	10/26/2017	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$3,797.52									$5,128.08	0	$3,797.52	$3,797.52	1.00	07/03/2018	08/01/2018	07/01/2018	$5,128.08	0	$3,797.52	$3,797.52	1.00	06/05/2018	07/01/2018	06/01/2018	$5,128.08	0	$3,797.52	$3,797.52	1.00	05/04/2018	06/01/2018	05/01/2018	$5,128.08	0	$3,797.52	$3,797.52	1.00	04/05/2018	05/01/2018	04/01/2018	$9,856.16	0	$7,595.04	$3,797.52	2.00	03/09/2018	04/01/2018	03/01/2018	$5,128.08	30	$3,797.52	$3,797.52	1.00	02/02/2018	02/01/2018	01/01/2018	$0.00	30	$0.00	$3,797.52	0.00		01/01/2018	12/01/2017																																									1	1.1667	0.7778	0.5833	2	0	0	0	0000011	0000011NNNNN	11/29/2017	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$2,898.21									$0.00	0	$0.00	$2,898.21	0.00		08/01/2018	07/01/2018	$9,239.26	0	$5,796.42	$2,898.21	2.00	06/27/2018	08/01/2018	07/01/2018	$4,619.63	0	$2,898.21	$2,898.21	1.00	05/08/2018	06/01/2018	05/01/2018	$9,239.26	0	$5,796.42	$2,898.21	2.00	04/19/2018	05/01/2018	04/01/2018	$4,619.63	30	$2,898.21	$2,898.21	1.00	03/08/2018	03/01/2018	02/01/2018	$0.00	30	$0.00	$2,898.21	0.00		02/01/2018	01/01/2018	$4,619.63	0	$2,898.21	$2,898.21	1.00	01/23/2018	02/01/2018	01/01/2018	$4,619.63	0	$2,898.21	$2,898.21	1.00	12/27/2017	01/01/2018	12/01/2017																																	1	1	0.8889	0.6667	2	0	0	0	00001100	00001100NNNN	11/01/2017	07/31/2018	$xxxxxxx		Corporate Advances	$15.00						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$1,655.47									$2,989.87	0	$1,655.47	$1,655.47	1.00	07/02/2018	08/01/2018	07/01/2018	$2,989.87	0	$1,655.47	$1,655.47	1.00	06/27/2018	07/01/2018	06/01/2018	$2,989.87	0	$1,655.47	$1,655.47	1.00	05/08/2018	06/01/2018	05/01/2018	$5,980.74	0	$3,311.94	$1,655.47	2.00	04/19/2018	05/01/2018	04/01/2018	$2,989.87	30	$1,655.47	$1,655.47	1.00	03/08/2018	03/01/2018	02/01/2018	$0.00	30	$0.00	$1,655.47	0.00		02/01/2018	01/01/2018	$2,989.87	0	$1,655.47	$1,655.47	1.00	01/23/2018	02/01/2018	01/01/2018	$2,989.87	0	$1,655.47	$1,655.47	1.00	12/27/2017	01/01/2018	12/01/2017																																	1	1.0001	0.889	0.6667	2	0	0	0	00001100	00001100NNNN	11/01/2017	07/31/2018	$xxxxxxx		Corporate Advances	$15.00						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$7,521.01									$8,633.45	0	$7,521.01	$7,521.01	1.00	07/12/2018	08/01/2018	07/01/2018	$8,242.69	0	$8,242.69	$7,521.01	1.10	06/14/2018	07/01/2018	06/01/2018	$25,209.33	0	$25,209.33	$7,521.01	3.35	05/18/2018	06/01/2018	05/01/2018	$0.00	90	$0.00	$7,521.01	0.00		02/01/2018	01/01/2018	$0.00	60	$0.00	$7,521.01	0.00		02/01/2018	01/01/2018	$8,408.11	30	$8,408.11	$7,521.01	1.12	02/06/2018	02/01/2018	01/01/2018																																																	1.816	1.0943	0.7295	0.5472	1	1	1	0	000321	000321NNNNNN	02/01/2018	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$3,007.60									$3,985.69	0	$3,007.60	$3,007.60	1.00	07/03/2018	08/01/2018	07/01/2018	$4,007.97	0	$3,007.60	$3,007.60	1.00	06/05/2018	07/01/2018	06/01/2018	$4,007.97	0	$3,007.60	$3,007.60	1.00	05/07/2018	06/01/2018	05/01/2018	$8,015.94	0	$6,015.20	$3,007.60	2.00	04/03/2018	05/01/2018	04/01/2018	$4,007.97	30	$3,007.60	$3,007.60	1.00	03/15/2018	03/01/2018	02/01/2018	$0.00	30	$0.00	$3,007.60	0.00		02/01/2018	01/01/2018																																																	1	1	0.6667	0.5	2	0	0	0	000011	000011NNNNNN	01/11/2018	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$2,232.19									$3,092.28	0	$2,232.19	$2,232.19	1.00	07/11/2018	08/01/2018	07/01/2018	$3,092.28	0	$2,232.19	$2,232.19	1.00	06/11/2018	07/01/2018	06/01/2018	$3,092.28	0	$2,232.19	$2,232.19	1.00	05/11/2018	06/01/2018	05/01/2018	$2,959.26	0	$2,232.19	$2,232.19	1.00	04/11/2018	05/01/2018	04/01/2018	$5,918.52	0	$4,464.38	$2,232.19	2.00	03/05/2018	04/01/2018	03/01/2018	$0.00	30	$0.00	$2,232.19	0.00		02/01/2018	01/01/2018																																																	1	1	0.6667	0.5	1	0	0	0	000001	000001NNNNNN	01/19/2018	07/31/2018	$xxxxxxx			$0.00
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$900.68									$1,487.06	0	$964.68	$964.68	1.00	07/10/2018	08/01/2018	07/01/2018	$4,804.29	0	$2,894.04	$964.68	3.00	06/04/2018	07/01/2018	06/01/2018	$1,572.75	60	$964.68	$964.68	1.00	05/11/2018	04/01/2018	03/01/2018	$964.68	60	$964.68	$964.68	1.00	04/20/2018	03/01/2018	02/01/2018	$0.00	60	$0.00	$964.68	0.00		02/01/2018	01/01/2018	$0.00	30	$0.00	$964.68	0.00		02/01/2018	01/01/2018																																																	1.7851	1.0711	0.7141	0.5355	1	3	0	0	002221	002221NNNNNN	02/01/2018	07/31/2018	$xxxxxxx		Corporate Advances	$30.00						Escrow Advances
xxxxxxxxxxx		Yes	0	08/01/2018	07/31/2018	NO	NO	NO	NO	$1,309.43									$3,005.00	0	$1,309.43	$1,309.43	1.00	07/10/2018	08/01/2018	07/01/2018	$3,005.00	0	$1,309.43	$1,309.43	1.00	06/08/2018	07/01/2018	06/01/2018	$3,005.00	0	$1,309.43	$1,309.43	1.00	05/10/2018	06/01/2018	05/01/2018	$3,005.00	0	$1,309.43	$1,309.43	1.00	04/11/2018	05/01/2018	04/01/2018																																																																	1	0.6667	0.4444	0.3333	0	0	0	0	0000	0000NNNNNNNN	03/29/2018	07/31/2018	$xxxxxxx			$0.00

								Aug 2017			Sep 2017			Oct 2017			Nov 2017			Dec 2017			Jan 2018			Feb 2018			Mar 2018			Apr 2018			May 2018			Jun 2018			Jul 2018			Aug 2018
Customer Loan ID	Seller Loan ID	Loan Status	Next Due Date	Beginning Pay History Date	Ending Pay History Date	Problem	Summary	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff	Tape	Review	Diff
xxxxxxxxxxx		0	09/01/2018	09/01/2017	08/31/2018	X	A J J M A M F J D N O S 0 0 0 0 0 0 0 0 0 0 5 3 0 0 0 0 0 0 0 0 0 0 0 3 X				3	3		5	0	X	0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018		J J M A M F J D N O S A 0 0 0 0 0 0 0 0 0 0 2 1 0 0 0 0 0 0 0 0 0 0 2 1	1	1		2	2		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018		J J M A M F J D N O S A 0 0 0 0 0 0 0 0 0 0 2 1 0 0 0 0 0 0 0 0 0 0 2 1	1	1		2	2		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018		J J M A M F J D N O S A 0 0 0 0 0 0 0 0 0 0 2 1 0 0 0 0 0 0 0 0 0 0 2 1	1	1		2	2		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018		J J M A M F J D N O S A 0 0 0 0 1 2 2 1 0 1 0 0 0 0 0 0 1 2 2 1 0 1 0 0	0	0		0	0		1	1		0	0		1	1		2	2		2	2		1	1		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018		J J M A M F J D N O S A 0 0 0 0 0 0 0 0 0 0 2 1 0 0 0 0 0 0 0 0 0 0 2 1	1	1		2	2		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018		J J M A M F J D N O S A 0 0 0 0 0 0 0 1 3 2 1 0 0 0 0 0 0 0 0 1 3 2 1 0	0	0		1	1		2	2		3	3		1	1		0	0		0	0		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 0 0 0 0 3 2 1 X 0 0 0 0 0 0 0 0 3 2 1 N X				1	1		2	2		3	3		0	0		0	0		0	0		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	09/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 0 2 1 0 X X X X 0 0 0 0 0 2 1 0 N N N N X X X X													0	0		1	1		2	2		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 0 1 0 X X X X X 0 0 0 0 0 1 0 N N N N N X X X X X																0	0		1	1		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	09/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 1 1 1 0 0 X X X X 0 0 0 1 1 1 0 0 N N N N X X X X													0	0		0	0		1	1		1	1		1	1		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 0 1 1 X X X X X 0 0 0 0 0 1 1 N N N N N X X X X X																1	1		1	1		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 1 1 0 0 X X X X 0 0 0 0 1 1 0 0 N N N N X X X X													0	0		0	0		1	1		1	1		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 1 1 0 0 X X X X 0 0 0 0 1 1 0 0 N N N N X X X X													0	0		0	0		1	1		1	1		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 3 2 1 X X X X X X 0 0 0 3 2 1 N N N N N N X X X X X X																			1	1		2	2		3	3		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 1 1 X X X X X X 0 0 0 0 1 1 N N N N N N X X X X X X																			1	1		1	1		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 0 1 X X X X X X 0 0 0 0 0 1 N N N N N N X X X X X X																			1	1		0	0		0	0		0	0		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 2 2 2 1 X X X X X X 0 0 2 2 2 1 N N N N N N X X X X X X																			1	1		2	2		2	2		2	2		0	0		0	0
xxxxxxxxxxx		0	08/01/2018	08/01/2017	07/31/2018	X	J J M A M F J D N O S A 0 0 0 0 X X X X X X X X 0 0 0 0 N N N N N N N N X X X X X X X X																									0	0		0	0		0	0		0	0

Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
xxxxxxxxxxx	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/06/2018.  The borrower advised a payment would be made later in the day.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/20/2018.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower verbally disputed inspection fees on account due to performing status and no insurance claims; servicer sent a response advising inspections were ordered due to recent hurricane and there are active efforts to remove fees that were assessed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	7.99	549.8	1511.44	08/01/2018	07/01/2018	07/09/2018	07/31/2018		100	100	122.22	91.67	1	1	1	0	00000000321N	Yes	No	N/A	N/A		No	No	Yes	08/08/2017	08/20/2018	Yes	06/06/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	175							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/12/2018.  Borrower made a promise to pay via speed pay in amount of $3040.25 by 03/14/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	8.74	2503.37	3062.13	08/01/2018	07/01/2018	07/12/2018	07/31/2018		100	116.67	88.14	66.11	1	0	0	0	0000010NNNNN	Yes	No	N/A	N/A		No	No	Yes	12/08/2017	07/16/2018	Yes	03/12/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/02/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/02/2018.  Borrower called in to make July's payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	6.74	1655.47	3111.03	08/01/2018	07/01/2018	07/02/2018	07/31/2018		100	100.01	88.9	66.67	2	0	0	0	00001100NNNN	Yes	No	N/A	N/A		No	No	Yes	11/03/2017	08/20/2018	Yes	07/02/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/12/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/12/2018.  The borrower made a promise to pay $8633.45 by 07/23/2018 via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	10.24	7521.01	854.15	08/01/2018	07/01/2018	07/12/2018	07/31/2018		181.6	109.43	72.95	54.72	1	1	1	0	000321NNNNNN	Yes	No	N/A	N/A		No	No	Yes	02/05/2018	08/14/2018	Yes	07/12/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/24/2018.  The borrower advised they are fully aware of the mortgage and payments are made online; borrower advised servicer not to contact them on a particular phone number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	8.99	855.35	5369.22	08/01/2018	07/01/2018	07/27/2018	07/31/2018		100	83.33	93.02	111.43	1	1	0	0	000000000021	Yes	No	N/A	N/A		No	No	Yes	09/12/2016	08/21/2018	Yes	07/24/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/25/2018.  Borrower and 3rd party called in to see if borrower is liable for the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	8.74	1876.15	7797.3	08/01/2018	07/01/2018	07/10/2018	07/31/2018		117.77	108.88	128.14	96.11	2	1	1	0	000000013210	Yes	No	N/A	N/A		No	No	Yes	06/19/2017	08/20/2018	Yes	07/25/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.  The last payment was received on 07/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/14/2018.  Borrower called in to verify the payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	7.99	3665.34	4157.03	09/01/2018	08/01/2018	07/30/2018	07/31/2018		133.33	150	112.18	84.14	1	1	0	0	00000210NNNN	Yes	No	N/A	N/A		No	No	Yes	11/03/2017	07/30/2018	Yes	06/14/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.  The last payment was received on 07/30/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/09/2018.  The borrower inquired about a request to correct the amount due shown on the servicer's website; agent advised there is unpaid default interest and late fees on account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	7.74	2389.79	3428.84	09/01/2018	08/01/2018	07/30/2018	07/31/2018		166.67	116.67	100	75	3	0	0	0	00011100NNNN	Yes	No	N/A	N/A		No	No	Yes	10/30/2017	06/09/2018	Yes	06/09/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 06/27/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/27/2018.  The borrower authorized a payment in the amount of $4619.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	6.74	2898.21	1128.65	08/01/2018	07/01/2018	06/27/2018	07/31/2018		100	100	88.89	66.67	2	0	0	0	00001100NNNN	Yes	No	N/A	N/A		No	No	Yes	11/03/2017	08/20/2018	Yes	06/27/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	15							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/04/2018.  Borrower called to get account details and to see where the extra money was being applied to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	7.87	3007.6	4890.39	08/01/2018	07/01/2018	07/03/2018	07/31/2018		100	100	66.67	50	2	0	0	0	000011NNNNNN	Yes	No	N/A	N/A		No	No	Yes	01/12/2018	06/04/2018	Yes	06/04/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 03/21/2018.  The borrower inquired about an increased payment due; agent advised the payment amount is the same but default interest had been added.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	7.99	2232.19	1344.52	08/01/2018	07/01/2018	07/11/2018	07/31/2018		100	100	66.67	50	1	0	0	0	000001NNNNNN	Yes	No	N/A	N/A		No	No	Yes	01/23/2018	05/29/2018	Yes	03/21/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 06/22/2018.  The borrower inquired about the last payment received and next payment due.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/21/2018.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed payment change; call was escalated and borrower was told the payment was the same and only one decrease was found.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	8.24	900.68	4701.4	08/01/2018	07/01/2018	07/10/2018	07/31/2018		178.51	107.11	71.41	53.55	1	3	0	0	002221NNNNNN	Yes	No	N/A	N/A		No	No	Yes	02/03/2018	08/20/2018	Yes	06/22/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	30							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/17/2018.  An authorized third party asked about the next interest rate change; agent advised a letter would be sent in advance with details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	8.99	1857.02	1746.4	08/01/2018	07/01/2018	07/10/2018	07/31/2018		100	100	100	100	1	1	0	0	000000000021	Yes	No	N/A	N/A		No	No	Yes	09/01/2016	08/20/2018	Yes	07/17/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	16280.58							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/09/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/06/2018.  Borrower stated sent 2 checks in the mail for this account and another account and stated he put the loan numbers on them. Servicer advised will note a follow up if needed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/02/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in regarding a missing payment and requested a copy of transaction history via email or fax.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	9.25	2714.83	4986.12	08/01/2018	07/01/2018	07/09/2018	07/31/2018		100	100	100	108.33	1	1	0	0	000000000021	Yes	No	N/A	N/A		No	No	Yes	09/12/2016	08/21/2018	Yes	07/06/2018	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	No	No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	599.09							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/11/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/30/2018.  The borrower requested an escrow analysis and inquired about a surplus check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	9.74	1502.24	2435.7	08/01/2018	07/01/2018	07/11/2018	07/31/2018		100	133.33	111.11	149.28	3	2	0	0	000012210100	Yes	No	N/A	N/A		No	No	Yes	10/12/2016	07/30/2018	Yes	07/30/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	3404.52							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/25/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 11/20/2017.  Borrower called regarding statement received and questioning fees on the statement. Servicer advised it is default interest charged when the account was behind.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	9.49	940.94	6672.92	08/01/2018	07/01/2018	07/25/2018	07/31/2018		100	100	100	100	1	1	0	0	000000000021	Yes	No	N/A	N/A		No	No	Yes	02/10/2017	08/20/2018	Yes	11/20/2017	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	1675.52							Corporate Advances										No																				No			No
xxxxxxxxxxx	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/03/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 02/23/2018.  Servicer contacted borrower and completed the welcome call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 07/12/2018.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower stated  currently not reporting account to the credit reporting agency. Comments reflect dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	9.87	3797.52	1059.1	08/01/2018	07/01/2018	07/03/2018	07/31/2018		100	116.67	77.78	58.33	2	0	0	0	0000011NNNNN	Yes	No	N/A	N/A		No	No	Yes	12/04/2017	08/15/2018	Yes	02/23/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										Yes	No	UTD	No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 08/01/2018.  The last payment was received on 07/10/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 07/19/2018.  The borrower inquired about a tax bill received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	9.37	1309.43	8893.7	08/01/2018	07/01/2018	07/10/2018	07/31/2018		100	66.67	44.44	33.33	0	0	0	0	0000NNNNNNNN	No	No	N/A	N/A		No	No	Yes	03/29/2018	08/07/2018	Yes	07/19/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														No		0																	No																				No			No
xxxxxxxxxxx	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 09/01/2018.  The last payment was received on 08/31/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/24/2018.  Borrower called in to setup payment and discuss refinance to get a lower interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	xxxxxxxxx	9	4792.92	0	09/01/2018	08/01/2018	08/31/2018	08/31/2018		88.39	88.39	78.57	103.12	0	0	1	0	000000000003	Yes	No	N/A	N/A		No	No	Yes	03/12/2016	09/18/2018	Yes	08/24/2018	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No		No		No	No	N/A		No										No			No	No			No																		No									No								No								N/A	N/A				No														Yes	Corporate Advances	1782.45							Corporate Advances										No																				No			No